Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of composition of pledged shares
	December 31, 2017
	Financial institution credit agreement	Formula’s Series A Secured Debentures(1)
Matrix ordinary shares, par value NIS 1.0 per share	5,263,615	2,435,911
Magic ordinary shares, par value NIS 0.1 per share	2,117,143	2,338,483
Sapiens common shares, par value €0.01 per share	1,410,533	1,260,266

(1)	In January 2018, following the private placement of additional NIS 150 million par value Series A Secured Debentures, Formula pledged additional 1,692,954 shares of Matrix and 3,487,198 shares of Magic (See Note 15).

Schedule of future minimum lease commitments
2018	31,196
2019	15,767
2020	11,279
2021	4,027
2022 and Thereafter	2,917
65,186